Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions
19. PROVISIONS

	2023	2022
Reclamation obligations, opening balance	$296.2	$242.9
Reclamation obligations from the Acquisition (Note 8)	244.0	—
Dispositions (Note 9)	(129.9)	—
Revisions in estimates and obligations	29.9	42.7
Expenditures	(27.3)	(4.2)
Accretion expense (Note 26)	34.2	14.8
Reclamation obligations, closing balance	$447.1	$296.2
Litigation	10.5	7.0
Litigation from the Acquisition (1)	34.6	$—
Dispositions (Note 9)	(18.2)	$—
Total provisions	$474.0	$303.2
(1) These provisions are from the Acquisition (Note 8) for various claims, largely in Brazil and Argentina for labour matters.

Maturity analysis of total provisions:	December 31, 2023	December 31, 2022
Current	$41.6	$17.9
Non-current	432.4	285.3
	$474.0	$303.2
Closure and Decommissioning Cost Provision
The inflated and discounted provisions on the Consolidated Statement of Financial Position as at December 31, 2023, using inflation rates of between 1% and 5% (2022 – between 2% and 6%) and discount rates of between 3% and 11% (2022 - between 3% and 11%), was $447.1 million (2022 - $296.2 million). Revisions made to the reclamation obligations in 2023 were primarily a result of increased site disturbance at the mines as well as revisions to the estimate based on periodic reviews of closure plans, actual expenditures incurred and concurrent closure activities completed. These obligations will be funded from operating cash flows, reclamation deposits and cash on hand.
The accretion expense charged to 2023 earnings as finance expense was $34.2 million (2022 - $14.8 million). Reclamation expenditures paid during the current year were $27.3 million (2022 - $4.2 million).
Litigation Provision
The litigation provision, as at December 31, 2023 and 2022, consists primarily of amounts accrued for labour claims at several of the Company’s mine operations. The balance of $26.9 million at December 31, 2023 (2022 - $7.0 million) represents the Company’s best estimate for all known and anticipated future obligations related to the above claims. The amount and timing of any expected payments are uncertain as their determination is outside the control of the Company.